WILLKIE FARR & GALLAGHER LLP	787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 6, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Attn: Filing Desk

Re:	Oracle Healthcare Acquisition Corp.

Registration Statement on Form S-4

Ladies and Gentlemen:

In accordance with the requirements of the Securities Act of 1933, as amended (the “Act”), electronically transmitted herewith on behalf of our client, Oracle Healthcare Acquisition Corp. (the “Company”), is a Registration Statement on Form S-4 relating to the registration of 35,916,667 shares of common stock, par value $.0001 per share, of the Company.

In accordance with Rule 111 under the Act, Rule 13(c) of Regulation S-T promulgated under the Act and 17 CFR 202.3a, the Company has sent by wire transfer to the Securities and Exchange Commission’s lockbox depository the amount of $8,645.51 in payment of the required registration fee.

If you have any questions or need further information with regard to this matter, please call William H. Gump or Mark Getachew at (212) 728-8000 or the undersigned at +44 (0) 20 7696 5454.

Very truly yours,

/s/ Jonathan H. Gatsik

Jonathan H. Gatsik

cc:	Joel D. Liffmann

William H. Gump

A. Mark Getachew

Darren K. DeStefano

Brian F. Leaf

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